Schedule of Investments (unaudited)	iShares® Robotics and Artificial Intelligence Multisector ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
Megaport Ltd.(a)	502,334	$1,948,539

Canada — 1.1%
ATS Automation Tooling Systems Inc.(a)	78,877	2,495,393

China — 9.0%
Alibaba Group Holding Ltd.(a)	201,400	1,565,866
Baidu Inc.(a)	133,700	1,281,781
Hello Group Inc., ADR	387,964	1,823,431
iQIYI Inc., ADR(a)(b)	585,300	1,182,306
JD.com Inc., Class A	84,000	1,529,683
JOYY Inc., ADR	68,313	1,723,537
Kingsoft Cloud Holdings Ltd., ADR(a)	520,485	1,316,827
Kuaishou Technology(a)(c)	232,600	960,605
Tencent Holdings Ltd.	51,700	1,358,509
Tencent Music Entertainment Group, ADR(a)	582,424	2,102,551
Weibo Corp., ADR(a)	105,588	1,195,256
Xiaomi Corp., Class B(a)(c)	1,554,000	1,745,255
ZTE Corp., Class H	1,088,600	1,941,892
		19,727,499
France — 2.7%
Atos SE(a)(b)	85,295	832,335
Dassault Systemes SE	56,951	1,908,927
Somfy SA	15,547	1,656,116
Vivendi SE	194,788	1,594,335
		5,991,713
Germany — 1.7%
Duerr AG	84,967	2,245,909
Nemetschek SE	32,968	1,571,814
		3,817,723
Israel — 2.3%
Maytronics Ltd.(b)	128,739	1,388,132
Nano Dimension Ltd., ADR(a)(b)	777,202	1,927,461
Stratasys Ltd.(a)	120,145	1,738,498
		5,054,091
Japan — 11.0%
FANUC Corp.	14,500	1,897,348
Harmonic Drive Systems Inc.	88,000	2,937,243
Hitachi Ltd.	45,200	2,050,896
Kawasaki Heavy Industries Ltd.	113,100	1,923,537
Kyocera Corp.	41,200	1,995,169
MINEBEA MITSUMI Inc.	124,800	1,844,348
Nidec Corp.	35,500	1,951,931
Oracle Corp. Japan	39,300	2,093,570
Ricoh Co. Ltd.	264,600	1,938,933
Sharp Corp./Japan	289,100	1,734,045
Sony Group Corp.	25,400	1,712,840
Yaskawa Electric Corp.	67,700	1,874,565
		23,954,425
Netherlands — 1.0%
Stellantis NV	160,299	2,162,685
Yandex NV, Class A(a)(d)	50,541	505
		2,163,190
South Korea — 3.1%
AfreecaTV Co. Ltd.	26,517	1,476,337
LG Electronics Inc.	28,327	1,618,045
Samsung Electronics Co. Ltd.	44,102	1,835,518
Security	Shares	Value

South Korea (continued)
Samsung SDS Co. Ltd.	20,109	$1,761,729
		6,691,629
Sweden — 1.7%
Spotify Technology SA(a)	21,121	1,701,930
Surgical Science Sweden AB(a)	147,062	2,119,954
		3,821,884
Switzerland — 0.9%
STMicroelectronics NV	59,914	1,862,962

Taiwan — 6.7%
Alchip Technologies Ltd.	80,000	1,602,067
Faraday Technology Corp.	308,000	1,348,851
Global Unichip Corp.	129,000	1,940,513
Hiwin Technologies Corp.	278,392	1,430,291
Holtek Semiconductor Inc.	683,000	1,402,507
HTC Corp.(a)	1,415,000	2,207,007
Nuvoton Technology Corp.	403,000	1,274,034
RDC Semiconductor Co. Ltd.(a)	173,000	746,082
Via Technologies Inc.	1,327,000	2,620,548
		14,571,900
United Kingdom — 2.2%
AVEVA Group PLC	85,465	3,058,638
Clarivate PLC(a)(b)	161,366	1,666,911
		4,725,549
United States — 55.5%
3D Systems Corp.(a)	220,919	1,950,715
Adobe Inc.(a)	5,516	1,756,846
Advanced Micro Devices Inc.(a)	22,300	1,339,338
Alphabet Inc., Class A(a)	20,695	1,955,884
Altair Engineering Inc., Class A(a)(b)	43,099	2,114,006
Alteryx Inc., Class A(a)(b)	41,168	2,006,117
Altra Industrial Motion Corp.	58,085	3,493,232
Amazon.com Inc.(a)	19,374	1,984,673
Ambarella Inc.(a)	28,545	1,562,268
AMETEK Inc.	19,365	2,510,866
Analog Devices Inc.	14,346	2,046,027
Ansys Inc.(a)	9,151	2,023,835
Apple Inc.	16,305	2,500,209
Autodesk Inc.(a)	11,376	2,437,877
Bentley Systems Inc., Class B	66,943	2,361,749
Bumble Inc., Class A(a)(b)	77,925	1,979,295
CEVA Inc.(a)	64,926	1,795,853
Cognex Corp.	49,323	2,280,202
Concentrix Corp.	14,817	1,811,082
Desktop Metal Inc., Class A(a)	1,134,194	2,869,511
Domo Inc., Class B(a)	72,007	1,272,364
Dropbox Inc., Class A(a)	103,877	2,259,325
Elastic NV(a)	33,359	2,133,308
FARO Technologies Inc.(a)	74,496	2,176,028
Freshworks Inc., Class A(a)(b)	154,327	2,097,304
fuboTV Inc.(a)(b)	709,720	2,597,575
GoDaddy Inc., Class A(a)	32,593	2,620,477
HubSpot Inc.(a)(b)	6,694	1,985,173
Informatica Inc. , Class A(a)(b)	120,512	2,333,112
Intel Corp.	54,596	1,552,164
International Business Machines Corp.	16,790	2,321,889
Intuitive Surgical Inc.(a)	10,884	2,682,579
iRobot Corp.(a)	52,865	2,986,872
Lattice Semiconductor Corp.(a)(b)	45,186	2,191,973

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lumen Technologies Inc.	203,648	$1,498,849
Matterport Inc., Class A(a)(b)	429,432	1,498,718
Meta Platforms Inc, Class A(a)	12,425	1,157,513
Microchip Technology Inc.	33,274	2,054,337
Microsoft Corp.	8,779	2,037,869
MicroStrategy Inc., Class A(a)(b)	10,432	2,790,664
Netflix Inc.(a)(b)	11,913	3,477,166
Nvidia Corp.	12,657	1,708,315
Pegasystems Inc.	45,178	1,681,073
Pinterest Inc., Class A(a)	121,812	2,996,575
Proto Labs Inc.(a)	48,625	1,856,989
PTC Inc.(a)	19,994	2,355,893
Qualcomm Inc.	16,783	1,974,688
Salesforce Inc.(a)	12,820	2,084,404
Silicon Laboratories Inc.(a)(b)	15,965	1,834,698
Snap Inc., Class A, NVS(a)	163,593	1,621,207
Snowflake Inc., Class A(a)(b)	18,260	2,927,078
Splunk Inc.(a)	22,465	1,867,066
Sumo Logic Inc.(a)	295,201	2,276,000
Teradata Corp.(a)	61,860	1,954,157
Texas Instruments Inc.	13,755	2,209,466
Vimeo Inc.(a)	281,528	1,069,806
Walt Disney Co. (The)(a)	21,813	2,323,957
		121,246,216
Total Long-Term Investments — 99.8%
(Cost: $309,648,409)		218,072,713
Security	Shares	Value

Short-Term Securities

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	25,797,120	$25,791,961

Total Short-Term Securities — 11.8%
(Cost: $25,801,418)		25,791,961

Total Investments — 111.6%
(Cost: $335,449,827)		243,864,674

Liabilities in Excess of Other Assets — (11.6)%		(25,273,807)

Net Assets — 100.0%		$218,590,867

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,896,442	$4,898,829	(a)	$—		$6,351	$(9,661)	$25,791,961	25,797,120	$95,950	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	200,000	—		(200,000	)(a)	—	—	—	—	1,296		—
						$6,351	$(9,661)	$25,791,961		$97,246		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
October 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	4	12/16/22	$517	$(12,831)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$140,120,319	$77,951,889	$505	$218,072,713
Money Market Funds	25,791,961	—	—	25,791,961
	$165,912,280	$77,951,889	$505	$243,864,674
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,831)	$—	$—	$(12,831)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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